Significant Accounting Policies (Details) - Schedule of useful life of the assets at annual rates	12 Months Ended
Dec. 31, 2021
Land and buildings [member] | Bottom of range [member]
Significant Accounting Policies (Details) - Schedule of useful life of the assets at annual rates [Line Items]
Useful life of the assets at annual rates	2.00%
Land and buildings [member] | Top of range [member]
Significant Accounting Policies (Details) - Schedule of useful life of the assets at annual rates [Line Items]
Useful life of the assets at annual rates	4.00%
Computers, software, and peripheral equipment [Member] | Bottom of range [member]
Significant Accounting Policies (Details) - Schedule of useful life of the assets at annual rates [Line Items]
Useful life of the assets at annual rates	20.00%
Computers, software, and peripheral equipment [Member] | Top of range [member]
Significant Accounting Policies (Details) - Schedule of useful life of the assets at annual rates [Line Items]
Useful life of the assets at annual rates	33.00%
Office furniture and equipment [Member] | Bottom of range [member]
Significant Accounting Policies (Details) - Schedule of useful life of the assets at annual rates [Line Items]
Useful life of Office furniture and equipment	6
Office furniture and equipment [Member] | Top of range [member]
Significant Accounting Policies (Details) - Schedule of useful life of the assets at annual rates [Line Items]
Useful life of Office furniture and equipment	33 (mainly 7)
Motor vehicles [member] | Bottom of range [member]
Significant Accounting Policies (Details) - Schedule of useful life of the assets at annual rates [Line Items]
Useful life of Motor vehicles	14
Motor vehicles [member] | Top of range [member]
Significant Accounting Policies (Details) - Schedule of useful life of the assets at annual rates [Line Items]
Useful life of Motor vehicles	15 (mainly 15)